Note 6 - Accounts and Grants Receivable - Schedule of Receivables (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Trade receivable	$ 913,458	$ 947,911
Government grants receivable (Note 17)	0	22,556	$ 21,847
	$ 913,458	$ 970,467